Schedule of Material Subsidiaries (Details)	3 Months Ended
Nov. 30, 2021
Frankly Inc [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Frankly Inc.
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Canadian Dollar
UMG Media Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	UMG Media Ltd.
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Canadian Dollar
Eden Games S. A. [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Eden Games S.A
Country of incorporation	France
Proportion of ownership interest in subsidiary	96.00%
Functional currency	Euro
Stream Hatchet S. L. [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Stream Hatchet S.L.
Country of incorporation	Spain
Proportion of ownership interest in subsidiary	100.00%
Functional currency	Euro
Side Qik Inc [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	SideQik, Inc.
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Functional currency	US Dollar
Win View Inc [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	WinView, Inc.
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%
Functional currency	US Dollar